Financial Instruments (Details Textual) (USD $)	12 Months Ended
	Dec. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Apr. 30, 2012
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Rent		$ 267,000
Financial Instruments (Textual) [Abstract]
Investments		0
Realized gains or losses on available-for-sale security	0	183,000	55,000
Net unrealized gain (loss) on available-for-sale security		0	0
Lease expiration period		March 2016
Aggregate rent expense		415,000	397,000	387,000
Future annual minimum lease commitments for 2013		444,000
Future annual minimum lease commitments for 2014		453,000
Future annual minimum lease commitments for 2015		370,000
Future annual minimum lease commitments for 2016		67,000
Forgivable loan					500,000
Interest on forgivable loan					4.25%
Non current note payable		169,000
Period for loan forgivable		three to four years
Right to receive remaining milestone payments			1,300,000
Original amount			2,250,000
Milestone in share of common stock		75.00%
Milestone payments were paid to the lenders		1,300,000	900,000	0
Interest paid		0
Belgium [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Rent		$ 159,000